Consolidated Statement of Comprehensive Income (Parenthetical) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Including: share of profit of associates and joint ventures	¥ 3,628	¥ 10,328	¥ 8,336